Unconsolidated Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated joint ventures
Investment in and advances to unconsolidated joint ventures	$ 101,670	$ 103,616
Variable interest entity, not the primary beneficiary
Unconsolidated joint ventures
Investment in and advances to unconsolidated joint ventures	101,670	103,616
Variable interest entity, not the primary beneficiary | IN Retail Fund LLC
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	50.00%
Investment in and advances to unconsolidated joint ventures	18,304	27,275
Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora I, II and III
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	45.00%
Investment in and advances to unconsolidated joint ventures		13,139
Variable interest entity, not the primary beneficiary | Oak Property and Casualty
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	25.00%
Investment in and advances to unconsolidated joint ventures	1,464	1,475
Variable interest entity, not the primary beneficiary | TMK/Inland Aurora Venture LLC
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	40.00%
Investment in and advances to unconsolidated joint ventures	2,320	2,531
Variable interest entity, not the primary beneficiary | PTI Ft Wayne, LLC, PTI Boise LLC, PTI Westfield, LLC
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	85.00%
Investment in and advances to unconsolidated joint ventures	11,100	17,764
Variable interest entity, not the primary beneficiary | INP Retail LP
Unconsolidated joint ventures
Company's Profit/Loss Allocation Percentage	55.00%
Investment in and advances to unconsolidated joint ventures	67,715	33,464
Variable interest entity, not the primary beneficiary | IRC/IREX Venture II LLC
Unconsolidated joint ventures
Investment in and advances to unconsolidated joint ventures	$ 767	$ 7,968